Document and Entity Information	Dec. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	ZYNGA INC
Entity Central Index Key	0001439404
Entity Emerging Growth Company	false
Entity File Number	001-35375
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1733483
Entity Address, Address Line One	699 Eighth Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	855
Local Phone Number	449-9642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A common stock
Trading Symbol(s)	ZNGA
Name of each exchange on which registered	NASDAQ